Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Deep Medicine Acquisition Corp [Member]	Preferred Stock [Member]	Common Stock [Member] Deep Medicine Acquisition Corp [Member] Common Class A [Member]	Common Stock [Member] Deep Medicine Acquisition Corp [Member] Common Class B [Member]	Common Stock [Member] Series A Common Stock [Member]	Common Stock [Member] Series B Common Stock [Member]	Treasury Stock, Common [Member] Deep Medicine Acquisition Corp [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member] Deep Medicine Acquisition Corp [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member] Deep Medicine Acquisition Corp [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member] Deep Medicine Acquisition Corp [Member]	Retained Earnings [Member]	Deep Medicine Acquisition Corp [Member]	Total
Balance, value at Mar. 31, 2021				$ 316					$ 49,684				$ (59,395)		$ (9,395)
Balance, shares at Mar. 31, 2021				3,162,500
Class A common stock issued in IPO			$ 1,265						126,498,735						126,500,000
Class A common stock issued in IPO, shares			12,650,000
Offering cost									(2,855,000)						(2,855,000)
Deferred underwriting commission									(4,427,500)						(4,427,500)
Common stock Series B issued in Merger			$ 10						(10)
Common stock Series B issued in Merger, shares			101,200
Sale of 519,500 private units			$ 52						5,194,948						5,195,000
Sale of 519,500 private units, shares			519,500
Class A common stock subject to possible redemption			$ (1,265)						(127,763,735)						(127,765,000)
Class A common stock subject to possible redemption, shares			(12,650,000)
Reclassification from negative additional paid-in capital to accumulated deficit									3,302,878				(3,302,878)
Net income													(414,045)		(414,045)
Unrealized gain in fair value of short term investments															(4,133)
Balance, value at Mar. 31, 2022			$ 62	$ 316									(3,776,318)		(3,775,940)
Balance, shares at Mar. 31, 2022			620,700	3,162,500
Net income													(154,420)		(154,420)
Balance, value at Jun. 30, 2022			$ 62	$ 316									(3,930,738)		(3,930,360)
Balance, shares at Jun. 30, 2022			620,700	3,162,500
Balance, value at Mar. 31, 2022			$ 62	$ 316									(3,776,318)		(3,775,940)
Balance, shares at Mar. 31, 2022			620,700	3,162,500
Net income															257,372
Unrealized gain in fair value of short term investments															1,728,701
Balance, value at Dec. 31, 2022			$ 378		$ 100			$ (2,037,000)		$ 681,956			(5,753,641)	$ (2,075,815)	(5,753,263)	$ (3,430,759)
Balance, shares at Dec. 31, 2022			3,783,200	0	11,308			(4,692)
Balance, value at Mar. 31, 2022			$ 62	$ 316									(3,776,318)		(3,775,940)
Balance, shares at Mar. 31, 2022			620,700	3,162,500
Accretion for Class A common stock to redemption amount													(2,264,084)		(2,264,084)
Conversion from Class B to Class A			$ 316	$ (316)
Conversion from Class B to Class A, shares			3,162,500	(3,162,500)
Net income													(400,232)		(400,232)
Unrealized gain in fair value of short term investments															1,824,459
Balance, value at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,993)	(6,440,256)	(4,276,690)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Balance, value at Jun. 30, 2022			$ 62	$ 316									(3,930,738)		(3,930,360)
Balance, shares at Jun. 30, 2022			620,700	3,162,500
Accretion for Class A common stock to redemption amount													(463,444)		(463,444)
Net income													(165,559)		(165,559)
Balance, value at Sep. 30, 2022			$ 62	$ 316									(4,559,741)		(4,559,363)
Balance, shares at Sep. 30, 2022			620,700	3,162,500
Accretion for Class A common stock to redemption amount													(1,771,251)		(1,771,251)
Conversion from Class B to Class A			$ 316	$ (316)
Conversion from Class B to Class A, shares			3,162,500	(3,162,500)
Net income													577,351		577,351
Unrealized gain in fair value of short term investments															1,061,124
Balance, value at Dec. 31, 2022			$ 378		$ 100			$ (2,037,000)		681,956			(5,753,641)	(2,075,815)	(5,753,263)	(3,430,759)
Balance, shares at Dec. 31, 2022			3,783,200	0	11,308			(4,692)
Net income														(5,351,178)		(5,351,178)
Issuance of common stock for services					$ 9					4,493,324						4,493,333
Issuance of common stock for services, shares					821
Unrealized gain in fair value of short term investments												11,914				11,914
Balance, value at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,993)	(6,440,256)	(4,276,690)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Balance, value at Dec. 31, 2022			$ 378		$ 100			$ (2,037,000)		681,956			(5,753,641)	(2,075,815)	(5,753,263)	(3,430,759)
Balance, shares at Dec. 31, 2022			3,783,200	0	11,308			(4,692)
Net income																(5,351,021)
Balance, value at Jun. 30, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		(33,259)	(7,012,734)	(7,426,836)	(7,012,356)	(4,321,706)
Balance, shares at Jun. 30, 2023			3,783,200		12,129			(4,692)
Balance, value at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,993)	(6,440,256)	(4,276,690)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Accretion for Class A common stock to redemption amount													(310,535)		(310,535)
Net income													(261,565)	157	(261,565)	157
Unrealized gain in fair value of short term investments												(45,173)				(45,173)
Balance, value at Jun. 30, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		(33,259)	(7,012,734)	(7,426,836)	(7,012,356)	(4,321,706)
Balance, shares at Jun. 30, 2023			3,783,200		12,129			(4,692)
Balance, value at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,993)	(6,440,256)	(4,276,690)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Net income															(891,865)
Unrealized gain in fair value of short term investments															256,757
Balance, value at Dec. 31, 2023			$ 378		$ 120			$ (2,037,000)		10,479,738		(1,662)	(7,789,256)	(12,358,924)	(7,788,878)	(3,917,728)
Balance, shares at Dec. 31, 2023			3,783,200		13,098			(4,692)
Balance, value at Jun. 30, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		(33,259)	(7,012,734)	(7,426,836)	(7,012,356)	(4,321,706)
Balance, shares at Jun. 30, 2023			3,783,200		12,129			(4,692)
Accretion for Class A common stock to redemption amount													(90,687)		(90,687)
Net income													(270,346)		(270,346)
Balance, value at Sep. 30, 2023			$ 378										(7,373,767)		(7,373,389)
Balance, shares at Sep. 30, 2023			3,783,200
Accretion for Class A common stock to redemption amount													(55,535)		(55,535)
Net income													(359,954)		(359,954)
Unrealized gain in fair value of short term investments															55,535
Balance, value at Dec. 31, 2023			$ 378		$ 120			$ (2,037,000)		10,479,738		(1,662)	(7,789,256)	(12,358,924)	(7,788,878)	(3,917,728)
Balance, shares at Dec. 31, 2023			3,783,200		13,098			(4,692)
Common stock Series B issued in Merger						$ 172				(172)
Common stock Series B issued in Merger, shares						1,716,860
Net income														(1,301,864)		(1,301,864)
Realized gain in fair value of short term investments												1,662				1,662
Common stock exchanged in Merger					$ (120)					(3,854,573)						(3,854,693)
Common stock exchanged in Merger, shares					(13,098)
Common stock Series A exchanged and issued in Merger					$ 1,154					(1,154)
Common stock Series A exchanged and issued in Merger, shares					11,538,252
Balance, value at Mar. 31, 2024					$ 1,154	$ 172		$ (2,037,000)		6,623,839		(0)		(13,660,788)		(9,072,623)
Balance, shares at Mar. 31, 2024					11,538,252	1,716,860		(4,692)
Balance, value at Dec. 31, 2023			$ 378		$ 120			$ (2,037,000)		10,479,738		(1,662)	$ (7,789,256)	(12,358,924)	$ (7,788,878)	(3,917,728)
Balance, shares at Dec. 31, 2023			3,783,200		13,098			(4,692)
Net income																(2,871,192)
Balance, value at Jun. 30, 2024					$ 1,154	$ 172		$ (2,037,000)		6,758,839		(0)		(15,231,269)		(10,508,104)
Balance, shares at Jun. 30, 2024					11,538,252	1,716,860		(4,692)
Balance, value at Mar. 31, 2024					$ 1,154	$ 172		$ (2,037,000)		6,623,839		(0)		(13,660,788)		(9,072,623)
Balance, shares at Mar. 31, 2024					11,538,252	1,716,860		(4,692)
Net income														(1,569,329)		(1,569,329)
Revaluation of costs of Merger										135,000				(1,152)		133,848
Balance, value at Jun. 30, 2024					$ 1,154	$ 172		$ (2,037,000)		$ 6,758,839		$ (0)		$ (15,231,269)		$ (10,508,104)
Balance, shares at Jun. 30, 2024					11,538,252	1,716,860		(4,692)